Segment information (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplier A
Supplier accounting for more than 5% of Group's purchases	45%	63%	39%
Supplier B
Supplier accounting for more than 5% of Group's purchases	10%	7%	11%
Supplier C
Supplier accounting for more than 5% of Group's purchases	9%	5%	6%
Supplier D
Supplier accounting for more than 5% of Group's purchases	4%	5%	5%